Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Sales
Net Sales	$ 680,255	$ 598,246	$ 862,882
Cost of goods sold
Cost of goods sold	(714,945)	(824,596)	(1,215,474)
Gross loss	(34,690)	(226,350)	(352,592)
Selling expenses	(14,742)	(18,737)	(45,008)
General and administrative expenses, including provisions (reversal of provisions) for doubtful recoveries of receivable of US$ (9,645), US$46,281 and US$ (2,569) during the years ended 2012, 2013 and 2014 respectively	(92,972)	(317,541)	(183,908)
Research and development expenses	(16,769)	(17,467)	(17,781)
Loss on write-down of assets held for sale to fair value less cost to sell	0	0	(74,178)
Impairment loss on intangible assets	0	0	(25,255)
Impairment loss on property, plant and equipment	0	(756,239)	(109,027)
Loss from operations	(159,173)	(1,336,334)	(807,749)
Other income (expenses):
Interest income	3,781	5,295	12,153
Interest expense and amortization of debt issuance costs and debt discount/premium	(328,898)	(259,876)	(258,971)
Foreign currency exchange loss, net	(3,604)	(20,680)	(6,403)
Government subsidy	599	1,804	4,242
Gain on troubled debt restructuring	96,495	4,645	10,510
Equity in (loss)/gain of associates	226	(8,057)	(2,295)
(Loss)/gain on deconsolidation of former subsidiaries	118,315	(2,687)	0
Gain on changes in equity interests in an associate	19,873	0	0
Gain on sale of available-for-sale equity security	10,897	0	0
Others, net	2,178	7,748	5,298
Loss before income taxes	(239,311)	(1,608,142)	(1,043,215)
Income tax expense	(30,373)	(29,069)	(8,844)
Net (loss) income	(269,684)	(1,637,211)	(1,052,059)
Loss attributable to non-controlling interests	2,812	20,225	39,125
Loss attributable to redeemable non-controlling interests	0	6,918	41,963
Net loss attributable to LDK Solar CO., Ltd. shareholders	(266,872)	(1,610,068)	(970,971)
Accretion to redemption value of redeemable non-controlling interests	0	(33,077)	(153,984)
Net loss available to LDK Solar CO., Ltd. shareholders	(266,872)	(1,643,145)	(1,124,955)
Basic loss per share	$ (1.36)	$ (9.18)	$ (8.62)
Diluted loss per share	$ (1.36)	$ (9.18)	$ (8.62)
Subsidiaries
Other income (expenses):
(Loss)/gain on deconsolidation of former subsidiaries	118,315	(2,687)	0
Wafers
Net Sales
Net Sales	435,911	331,023	344,846
Cost of goods sold
Cost of goods sold	(406,966)	(358,974)	(463,551)
PV Products
Net Sales
Net Sales			1,092
Cost of goods sold
Cost of goods sold			(1,129)
Modules
Net Sales
Net Sales	188,825	153,703	276,195
Cost of goods sold
Cost of goods sold	(175,276)	(187,801)	(353,389)
Silicon and other materials
Net Sales
Net Sales	17,738	35,995	93,197
Cost of goods sold
Cost of goods sold	(102,006)	(187,693)	(251,042)
Construction Contracts
Net Sales
Net Sales	27,923	42,629	73,499
Cost of goods sold
Cost of goods sold	(20,839)	(45,398)	(66,173)
Others
Net Sales
Net Sales	9,858	34,896	74,053
Cost of goods sold
Cost of goods sold	$ (9,858)	$ (44,730)	$ (80,190)